Income and Expenses Relating to Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Insurance [Abstract]
Reinsurance benefits	¥ 666	¥ 344	¥ 1,277	¥ 657
Reinsurance premiums	¥ (1,203)	¥ (1,199)	¥ (2,373)	¥ (2,390)